Related Party Transactions and Balances - Schedule of Due to Related Party Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 23,781	$ 10,363
Icing Trading Limited [Member]
Related Party Transaction [Line Items]
Due to related party	$ 23,781	$ 10,363